Chapter 11 Cases	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Chapter 11 Cases
2.	EMERGENCE FROM CHAPTER 11 CASES

On the Petition Date, EFH Corp. and the substantial majority of its direct and indirect subsidiaries, including EFIH, EFCH and TCEH, but excluding the Oncor Ring-Fenced Entities, filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware. On the Effective Date, the TCEH Debtors and the Contributed EFH Debtors completed their reorganization under the Bankruptcy Code and emerged from the Chapter 11 Cases as subsidiaries of Vistra Energy.

Separation of Vistra Energy from EFH Corp. and its Subsidiaries

Upon the Effective Date, Vistra Energy separated from EFH Corp. pursuant to a tax-free spin-off transaction that was part of a series of transactions that included a taxable component. The taxable portion of the transaction generated a taxable gain that resulted in no regular tax liability due to available net operating loss carryforwards of EFH Corp. The transaction did result in an alternative minimum tax liability of approximately $14 million payable by EFH Corp. to the IRS. Pursuant to the Tax Matters Agreement (defined below), Vistra Energy had an obligation to reimburse EFH Corp. 50% of the estimated alternative minimum tax, and approximately $7 million was reimbursed during the three months ended June 30, 2017. In October 2017, the 2016 federal tax return that included the results of EFCH, EFIH, Oncor Holdings and TCEH was filed with the IRS and resulted in a $3 million payable from EFH Corp. to Vistra Energy. The spin-off transaction resulted in Vistra Energy, including the TCEH Debtors and the Contributed EFH Debtors, no longer being an affiliate of EFH Corp. and its subsidiaries.

Separation Agreement

On the Effective Date, EFH Corp., Vistra Energy and a subsidiary of Vistra Energy entered into a separation agreement that provided for, among other things, the transfer of certain assets and liabilities by EFH Corp., EFCH and TCEH to Vistra Energy. Among other things, EFH Corp., EFCH and/or TCEH, as applicable, (a) transferred the TCEH Debtors and certain contracts and assets (and related liabilities) primarily related to the business of the TCEH Debtors to Vistra Energy, (b) transferred sponsorship of certain employee benefit plans (including related assets), programs and policies to a subsidiary of Vistra Energy and (c) assigned certain employment agreements from EFH Corp. and certain of the Contributed EFH Debtors to a subsidiary of Vistra Energy.

Tax Matters Agreement

On the Effective Date, Vistra Energy and EFH Corp. entered into a tax matters agreement (the Tax Matters Agreement), which provides for the allocation of certain taxes among the parties and for certain rights and obligations related to, among other things, the filing of tax returns, resolutions of tax audits and preserving the tax-free nature of the spin-off.

Pre-Petition Claims

On the Effective Date, the TCEH Debtors (together with the Contributed EFH Debtors) emerged from the Chapter 11 Cases and discharged approximately $33.8 billion in LSTC. Initial distributions related to the allowed claims asserted against the TCEH Debtors and the Contributed EFH Debtors commenced subsequent to the Effective Date. As of September 30, 2017, the TCEH Debtors have approximately $54 million in escrow to (1) distribute to holders of currently contingent and/or disputed unsecured claims that become allowed and/or (2) make further distributions to holders of previously allowed unsecured claims, if applicable. Additionally, the TCEH Debtors have approximately $7 million in escrow to pay remaining professional fees incurred in the Chapter 11 Cases. The remaining contingent and/or disputed claims against the TCEH Debtors consist primarily of unsecured legal claims, including asbestos claims. These remaining claims and the related escrow balance for the claims are recorded in Vistra Energy’s condensed consolidated balance sheet as other current liabilities and current restricted cash, respectively. A small number of other disputed, de minimis claims that are asserted as being entitled to priority and/or against the Contributed EFH Debtors, if allowed, will be paid by Vistra Energy, but all non-priority unsecured claims, including asbestos claims arising before the Petition Date, will be satisfied from the approximately $54 million in escrow.

Predecessor Reorganization Items

Expenses and income directly associated with the Chapter 11 Cases are reported separately in the condensed statements of consolidated income (loss) as reorganization items as required by ASC 852, Reorganizations. Reorganization items also included adjustments to reflect the carrying value of LSTC at their estimated allowed claim amounts, as such adjustments were determined. The following table presents reorganization items incurred in the three and nine months ended September 30, 2016 as reported in the condensed statements of consolidated income (loss):

	Predecessor
	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016
Expenses related to legal advisory and representation services	$28	$55
Expenses related to other professional consulting and advisory services	19	39
Contract claims adjustments	10	13
Other	7	9

Total reorganization items	$64	$116

2. EMERGENCE FROM CHAPTER 11 CASES

On the Petition Date, EFH Corp. and the substantial majority of its direct and indirect subsidiaries, including EFIH, EFCH and TCEH but excluding the Oncor Ring-Fenced Entities, filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the District of Delaware. On the Effective Date, the TCEH Debtors and the Contributed EFH Debtors completed their reorganization under the Bankruptcy Code and emerged from the Chapter 11 Cases as subsidiaries of Vistra Energy.

Separation of Vistra Energy from EFH Corp. and its Subsidiaries

Upon the Effective Date, Vistra Energy separated from EFH Corp. pursuant to a tax-free spin-off transaction that was part of a series of transactions that included a taxable component. The taxable portion of the transaction generated a taxable gain that resulted in no regular tax liability due to available net operating loss carryforwards of EFH Corp. The transaction did result in an alternative minimum tax liability of approximately $14 million payable by EFH Corp. to the IRS. Vistra Energy has an obligation to reimburse EFH Corp. 50% of such alternative minimum tax, approximately $7 million, pursuant to the Tax Matters Agreement. The spin-off transaction resulted in Vistra Energy, including the TCEH Debtors and the Contributed EFH Debtors, no longer being an affiliate of EFH Corp. and its subsidiaries. In addition to the Plan of Reorganization, the separation was effectuated, in part, pursuant to the terms of a separation agreement, a transition services agreement and a tax matters agreement.

Separation Agreement

On the Effective Date, EFH Corp., Vistra Energy and a subsidiary of Vistra Energy entered into a separation agreement that provides for, among other things, the transfer of certain assets and liabilities by EFH Corp., EFCH and TCEH to Vistra Energy. Among other things, EFH Corp., EFCH and/or TCEH, as applicable, (a) transferred the TCEH Debtors and certain contracts and assets (and related liabilities) primarily related to the business of the TCEH Debtors to Vistra Energy, (b) transferred sponsorship of certain employee benefit plans (including related assets), programs and policies to a subsidiary of Vistra Energy and (c) assigned certain employment agreements from EFH Corp. and certain of the Contributed EFH Debtors to a subsidiary of Vistra Energy.

Tax Matters Agreement

On the Effective Date, Vistra Energy and EFH Corp. entered into a tax matters agreement (the Tax Matters Agreement), which provides for the allocation of certain taxes among the parties and for certain rights and obligations related to, among other things, the filing of tax returns, resolutions of tax audits and preserving the tax-free nature of the spin-off. See Note 9 for further information about the Tax Matters Agreement.

Settlement Agreement

The Debtors, the Sponsor Group, certain settling TCEH first lien creditors, certain settling TCEH second lien creditors, certain settling TCEH unsecured creditors and the official committee of unsecured creditors of the TCEH Debtors entered into a settlement agreement (the Settlement Agreement) in August 2015 (as amended in September 2015 and approved by the Bankruptcy Court in December 2015) to settle, among other things, (a) intercompany claims among the Debtors, (b) claims and causes of actions against holders of first lien claims against TCEH and the agents under the TCEH Senior Secured Facilities, (c) claims and causes of action against holders of interests in EFH Corp. and certain related entities and (d) claims and causes of action against each of the Debtors’ current and former directors, the Sponsor Group, managers and officers and other related entities.

Tax Matters

In July 2016, EFH Corp. received a private letter ruling from the IRS in connection with our emergence from bankruptcy, which provides, among other things, for certain rulings regarding the qualification of (a) the transfer of certain assets and ordinary course operating liabilities to Vistra Energy and (b) the distribution of the equity of Vistra Energy, the cash proceeds from Vistra Energy debt, the cash proceeds from the sale of preferred stock in a newly-formed subsidiary of Vistra Energy, and the right to receive payments under a tax receivables agreement, to holders of TCEH first lien claims, as a reorganization qualifying for tax-free treatment.

Pre-Petition Claims

On the Effective Date, the TCEH Debtors (together with the Contributed EFH Debtors) emerged from the Chapter 11 Cases and discharged approximately $33.8 billion in LSTC. Distributions for the settled claims related to the funded debt of the TCEH Debtors commenced subsequent to the Effective Date. With respect to remaining claims related to the TCEH Debtors, as of December 31, 2016, the TCEH Debtors have approximately $54 million in escrow to allocate among and resolve the remaining claims, which consist primarily of remaining trade payable and legal claims, including asbestos claims. The Bankruptcy code allows up to 180 days from the Effective Date to resolve these claims. These remaining claims and the related escrow balance for the claims are recorded in Vistra Energy’s consolidated balance sheet as other current liabilities and restricted cash, respectively.

Post Confirmation [Member]
Chapter 11 Cases

4. PREDECESSOR REORGANIZATION ITEMS

Expenses and income directly associated with the Chapter 11 Cases are reported separately in the statements of consolidated loss as reorganization items as required by ASC 852, Reorganizations. Reorganization items also included adjustments to reflect the carrying value of LSTC at their estimated allowed claim amounts, as such adjustments were determined. For the period from January 1, 2016 through October 2, 2016, reorganization items include the gain from extinguishing LSTC and the impacts of fresh start reporting. The following table presents reorganization items as reported in the statements of consolidated loss:

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015	Post-Petition Period Ended December 31, 2014
Gain on reorganization adjustments (Note 3)	$(24,252)	$—	$—
Loss from the adoption of fresh start reporting	2,013	—	—
Expenses related to legal advisory and representation services	55	141	65
Expenses related to other professional consulting and advisory services	39	69	67
Contract claims adjustments	13	54	19
Noncash adjustment for estimated allowed claims related to debt	—	896	—
Adjustment to affiliate claims pursuant to Settlement Agreement (Note 20)	—	(635)	—
Gain on settlement of debt held by affiliates (Note 20)	—	(382)	—
Gain on settlement of interest on debt held by affiliates	—	(20)	—
Sponsor management agreement settlement (Notes 2 and 20)	—	(19)	—
Contract assumption adjustments	—	(14)	—
Fees associated with extension/completion of the DIP Facility	—	9	92
Noncash liability adjustment arising from termination of interest rate swaps	—	—	277
Other	11	2	—

Total reorganization items	$(22,121)	$101	$520